Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties
in € THOUS
	2023		2022		2021		December 31, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	136	40,478	361	38,010	123	38,292	10	1,778	26	2,820
Fresenius SE affiliates	3,324	87,984	5,164	83,087	5,657	100,541	589	14,299	1,168	8,585
Equity method investees	8,573	154	36,089	—	42,391	—	51,442	—	120,507	—
Total	12,033	128,616	41,614	121,097	48,171	138,833	52,041	16,077	121,701	11,405

Products
Fresenius SE	—	—	—	—	5	—	—	—	—	—
Fresenius SE affiliates	72,500	44,521	66,800	39,405	50,081	31,719	23,535	9,585	16,078	5,826
Equity method investees	—	437,288	—	463,073	—	445,714	—	67,403	—	73,563
Total	72,500	481,809	66,800	502,478	50,086	477,433	23,535	76,988	16,078	79,389
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,172 and €6,520 at December 31, 2023 and 2022, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties
in € THOUS
	2023			2022			2021
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	7,738	1,148	291	8,395	524	259	7,876	661	1,654
Fresenius SE affiliates	17,817	1,438	—	13,956	1,048	—	13,709	1,092	38
Total	25,555	2,586	291	22,351	1,572	259	21,585	1,753	1,692
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2023		December 31, 2022
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	29,214	29,017	38,688	39,626
Fresenius SE affiliates	102,029	104,558	112,684	114,077
Total	131,243	133,575	151,372	153,703